Insurance contracts in the financial services business - Summary of Insurance revenue and the CSM by transition approach (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	¥ 2,108,088
Changes that relate to future service	101,865
Changes that relate to current service	(151,025)
Insurance finance expense (income)	30,155
Other	(1,334)
Ending balance	2,087,749
Contracts measured under the modified retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	763,669
Changes that relate to future service	(89,828)
Changes that relate to current service	(55,642)
Insurance finance expense (income)	23,501
Other	(1,090)
Ending balance	640,610
Contracts measured under the fair value approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	86,271
Changes that relate to future service	556
Changes that relate to current service	(7,020)
Insurance finance expense (income)	781
Other	0
Ending balance	80,588
New contracts and contracts measured under the full retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	1,258,148
Changes that relate to future service	191,137
Changes that relate to current service	(88,363)
Insurance finance expense (income)	5,873
Other	(244)
Ending balance	¥ 1,366,551